S-K 1603(a)(7) Sponsor Controlling Persons	Jan. 26, 2026
Spac Sponsor Controlling Person Line Items
SPAC Sponsor Controlling Person Name	William Brock, our Chief Executive Officer, and Ari Brown, a Managing Director